Income Taxes (Deferred Taxes) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Accounts receivable	$ 2,694	$ 7,140
Accrued expenses and other current liabilities	13,103	18,823
Net operating losses and other tax carryforwards	18,715	3,358
Other, net	51	746
Total	34,563	30,067
Valuation allowance	(3,942)	(1,953)
Total, net of valuation allowance	30,621	28,114
Deferred income tax liabilities:
Prepaid expenses and other current assets	(2,906)	(6,572)
Goodwill and intangible assets	(11,685)	(20,005)
Property and equipment	(30,312)	(45,711)
Total	(44,903)	(72,288)
Deferred Tax Liabilities, Net	$ (14,282)	$ (44,174)